UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Dreman Contrarian Funds

Dreman Contrarian Large Cap Value Fund

Dreman Contrarian Mid Cap Value Fund

Dreman Contrarian Small Cap Value Fund

Semi-Annual Report

April 30, 2009

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

2Companies consisting of market capitalizations similar to those included in the S&P 500 Index.

3Companies consisting of market capitalizations not included in the S&P 500 Index.

Under normal circumstances, the Dreman Contrarian Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2009, the market capitalization of companies included in the S&P 500 Index ranged from $578 million to $329.46 billion.

1As a percent of net assets.

2Companies consisting of market capitalizations ranging from $550 million to $20 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $550 million to $20 billion.

1As a percent of net assets.

2Companies consisting of market capitalizations included in the Russell 2000 Value Index.

3Companies consisting of market capitalizations not included in the Russell 2000 Value Index. Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2009, the market capitalizations of companies included in the Russell 2000 Value Index ranged up to $3.21 billion.

Availability of Portfolio Schedules - (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS' EXPENSES- (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples for the Funds are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Contrarian Large Cap Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$903.08	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Mid Cap Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$1,031.75	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund - Class R	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$948.38	$7.24
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Small Cap Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund - Class I	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$935.87	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.58	$6.27

* Expenses are equal to the Small Cap Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 90.93%	Shares	Value

Air Courier Services - 1.98%
FedEx Corp.	2,969	$ 166,145

Aircraft Engines & Engine Parts - 2.52%
United Technologies Corp.	4,325	211,233

Cigarettes - 1.47%
Philip Morris International, Inc.	3,392	122,790

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.16%
3M Co.	1,691	97,402

Crude Petroleum & Natural Gas - 19.96%
Anadarko Petroleum Corp.	11,500	495,190
Apache Corp.	6,125	446,267
Chesapeake Energy Corp.	11,375	224,201
Devon Energy Corp.	6,875	356,469
Occidental Petroleum Corp.	2,675	150,576
		1,672,703

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.41%
General Electric Co.	22,550	285,257

Finance Lessors - 0.30%
CIT Group, Inc.	11,175	24,809

Finance Services - 2.08%
American Express Co.	6,925	174,649

Food and Kindred Products - 6.14%
Altria Group, Inc.	31,520	514,722

Hospital & Medical Service Plans - 6.34%
Aetna, Inc.	9,600	211,296
UnitedHealth Group, Inc.	13,600	319,872
		531,168

Insurance Agents, Brokers & Service - 0.33%
Hartford Financial Services Group, Inc.	2,375	27,241

Metal Mining - 4.46%
BHP Billiton Ltd. (a)	7,770	374,048

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.93%
Eaton Corp.	5,600	245,280

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 90.93% - continued	Shares	Value

National Commercial Banks - 14.05%
Bank of America Corp.	34,952	$ 312,121
JPMorgan Chase & Co.	10,650	351,450
KeyCorp	15,175	93,326
PNC Financial Services Group, Inc.	4,229	167,891
U.S. Bancorp	2,800	51,016
Wells Fargo & Co.	10,056	201,221
		1,177,025

Petroleum Refining - 7.74%
Chevron Corp.	3,025	199,953
ConocoPhillips	10,210	418,610
Valero Energy Corp.	1,500	29,760
		648,323

Pharmaceutical Preparations - 4.46%
Eli Lilly & Co.	1,750	57,610
Wyeth	7,450	315,880
		373,490

Retail - Lumber & Other Building Materials - 3.28%
Lowe's Companies, Inc.	12,800	275,200

Retail - Miscellaneous Shopping Goods Store - 4.76%
Staples, Inc.	19,350	398,997

Savings Institution, Federally Chartered - 0.02%
Washington Mutual, Inc. (b)	14,600	1,591

Services - Miscellaneous Amusement & Recreation - 0.94%
Walt Disney Co./The	3,600	78,840

State Commercial Banks - 0.71%
Fifth Third Bancorp	14,475	59,348

Water Transportation - 1.89%
Carnival Corp.	5,900	158,592

TOTAL COMMON STOCKS (Cost $8,722,856)		7,618,853

Exchange-Traded Funds - 8.63%
Financial Select Sector SPDR Fund	28,000	300,440
SPDR KBW Bank ETF	25,900	422,947

TOTAL EXCHANGE-TRADED FUNDS (Cost $596,663)		723,387

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 0.43%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	36,141	$ 36,141

TOTAL MONEY MARKET SECURITIES (Cost $36,141)		36,141

TOTAL INVESTMENTS (Cost $9,355,660) - 99.99%		$8,378,381

Other assets less liabilities - 0.01%		516

TOTAL NET ASSETS - 100.00%		$ 8,378,897

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at April 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 94.04%	Shares	Value

Biological Products (No Diagnostic Substances) - 1.26%
Biogen Idec, Inc. (a)	300	$ 14,502

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 3.30%
Corn Products International, Inc.	725	17,328
H.J. Heinz Co.	600	20,652
		37,980

Cigarettes - 1.65%
Lorillard, Inc.	300	18,939

Crude Petroleum & Natural Gas - 6.75%
Chesapeake Energy Corp.	950	18,725
Cimarex Energy Co.	725	19,502
Newfield Exploration Co. (a)	675	21,046
Noble Energy, Inc.	325	18,444
		77,717

Dolls & Stuffed Toys - 1.65%
Mattel, Inc.	1,270	18,999

Drawing & Insulating of Nonferrous Wire - 1.83%
General Cable Corp. (a)	775	21,033

Electric & Other Services Combined - 3.21%
Ameren Corp.	775	17,841
Integrys Energy Group, Inc.	725	19,147
		36,988

Electric Lighting & Wiring Equipment - 4.30%
Cooper Industries, Ltd. - Class A	775	25,412
Hubbell, Inc. - Class B	725	24,070
		49,482

Electric Services - 3.84%
American Electric Power Company, Inc.	700	18,466
PPL Corp.	375	11,216
Progress Energy, Inc.	425	14,501
		44,183

Fire, Marine & Casualty Insurance - 6.24%
Allstate Corp.	825	19,247
Cincinnati Financial Corp.	748	17,915
HCC Insurance Holdings, Inc.	795	19,016
RenaissanceRe Holdings, Ltd.	321	15,620
		71,798

Gold and Silver Ores - 1.13%
Yamana Gold, Inc.	1,650	13,052

Guided Missiles & Space Vehicles & Parts - 1.38%
Alliant Techsystems, Inc. (a)	200	15,930

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.04% - continued	Shares	Value

Heating Equipment, Except Electric & Warm Air, & Plumbing Fixtures - 1.79%
Fortune Brands, Inc.	525	$ 20,638

Heavy Construction Other Than Building Construction - Contractors - 1.32%
Fluor Corp.	400	15,148

Household Appliances - 1.67%
Whirlpool Corp.	425	19,193

Investment Advice - 1.72%
Ameriprise Financial, Inc.	750	19,762

Metal Mining - 1.20%
Freeport-McMoRan Copper & Gold, Inc. (a)	325	13,861

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.00%
Energizer Holdings, Inc. (a)	200	11,460

Miscellaneous Fabricated Metal Products - 2.26%
Parker Hannifin Corp.	575	26,076

Miscellaneous Furniture & Fixtures - 1.34%
Kinetic Concepts, Inc. (a)	625	15,475

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.24%
Eaton Corp.	325	14,235

Miscellaneous Metal Ores - 1.53%
Cameco Corp.	775	17,662

Motor Vehicle Parts & Accessories - 1.77%
Autoliv, Inc.	825	20,353

National Commercial Banks - 3.15%
Comerica, Inc.	775	16,260
Marshall & Ilsley Corp.	1,399	8,086
SunTrust Banks, Inc.	825	11,913
		36,259

Oil & Gas Field Machinery & Equipment - 1.31%
Baker Hughes, Inc.	425	15,122

Oil & Gas Field Services - 1.72%
BJ Services Co.	1,425	19,793

Ophthalmic Goods - 1.94%
Cooper Companies, Inc./The	775	22,281

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.86%
Zimmer Holdings, Inc. (a)	225	9,898

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.20%
PPG Industries, Inc.	575	25,329

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.04% - continued	Shares	Value

Pharmaceutical Preparations - 2.44%
Biovail Corp.	1,475	$ 16,210
Mylan, Inc. (a)	900	11,925
		28,135

Radio & TV Broadcasting & Communications Equipment - 1.98%
L-3 Communications Holdings, Inc.	300	22,845

Railroads, Line-Haul Operating - 1.55%
Norfolk Southern Corp.	500	17,840

Retail - Apparel & Accessory Stores - 1.62%
Men's Wearhouse, Inc.	1,000	18,640

Retail - Family Clothing Stores - 1.64%
TJX Companies, Inc.	675	18,880

Retail - Miscellaneous Shopping Goods Stores - 1.12%
Staples, Inc.	625	12,888

Retail - Radio TV & Consumer Electronics Stores - 1.00%
Best Buy Co., Inc.	300	11,514

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.26%
Northrop Grumman Corp.	300	14,505

Semiconductors & Related Devices - 2.86%
National Semiconductor Corp.	1,300	16,081
Xilinx, Inc.	825	16,863
		32,944

Services - Business Services - 1.60%
Western Union Co.	1,100	18,425

Services - Computer Processing & Data Preparation - 1.30%
Fiserv, Inc. (a)	400	14,928

Services - Electric - 0.06%
Edison International	25	713

Services - Prepackaged Software - 1.46%
Check Point Software Technologies, Ltd. (a)	725	16,798

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.41%
Nucor Corp.	400	16,276

Telephone Communications (No Radiotelephone) - 2.14%
Windstream Corp.	2,975	24,692

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.04% - continued	Shares	Value

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 4.66%
Anixter International, Inc. (a)	425	$ 16,907
Arrow Electronics, Inc. (a)	900	20,466
WESCO International, Inc. (a)	625	16,250
		53,623

Wholesale - Groceries & Related Products - 1.38%
SUPERVALU, Inc.	975	15,941

TOTAL COMMON STOCKS (Cost $1,481,663)		1,082,735

Real Estate Investment Trusts - 4.16%
Annaly Capital Management, Inc.	950	13,367
Hospitality Properties Trust	1,125	13,770
Ventas, Inc.	725	20,764

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,130)		47,901

Escrow Rights - 0.00%

Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

TOTAL INVESTMENTS (Cost $1,546,793) - 98.20%		$ 1,130,636

Other assets less liabilities - 1.80%		20,736

TOTAL NET ASSETS - 100.00%		$ 1,151,372

(a) Non-income producing.

(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 94.48%	Shares	Value

Accident & Health Insurance - 0.94%
StanCorp Financial Group, Inc.	23,700	$ 650,091

Air Transportation, Nonscheduled - 0.88%
Bristow Group, Inc. (a)	26,600	605,416

Arrangement of Transportation of Freight & Cargo - 0.95%
Brink's Co. / The	23,100	654,885

Bituminous Coal & Lignite Surface Mining - 0.81%
Arch Coal, Inc.	40,100	560,197

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 0.79%
Del Monte Foods Co.	72,750	549,263

Cigarettes - 0.77%
Vector Group, Ltd.	39,529	532,851

Crude Petroleum & Natural Gas - 2.98%
Forest Oil Corp. (a)	40,100	641,600
St. Mary Land & Exploration Co.	37,650	672,806
Whiting Petroleum Corp. (a)	22,800	746,928
		2,061,334

Drawing & Insulating of Nonferrous Wire - 1.25%
General Cable Corp. (a)	31,900	865,766

Drilling Oil & Gas Wells - 1.10%
Atwood Oceanics, Inc. (a)	34,000	758,880

Electric & Other Services Combined - 2.33%
ALLETE, Inc.	20,050	522,102
Integrys Energy Group, Inc.	15,800	417,278
NV Energy, Inc.	65,500	671,375
		1,610,755

Electric Housewares & Fans - 1.11%
Helen of Troy, Ltd. (a)	47,900	764,005

Electric Services - 1.77%
IDACORP, Inc.	24,300	582,471
TECO Energy, Inc.	60,700	642,813
		1,225,284

Electrical Work - 1.34%
EMCOR Group, Inc. (a)	44,400	923,076

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.48% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 8.10%
Allied World Assurance Company Holdings, Ltd.	14,500	$ 538,530
Argo Group International Holdings, Ltd. (a)	23,068	645,673
Aspen Insurance Holdings, Ltd.	34,700	818,226
Endurance Specialty Holdings, Ltd.	24,850	650,076
Hanover Insurance Group, Inc.	18,850	565,123
Platinum Underwriters Holdings, Ltd.	20,000	575,400
Safety Insurance Group, Inc.	21,200	700,660
Selective Insurance Group, Inc.	32,800	484,128
United Fire & Casualty Co.	33,400	623,578
		5,601,394

Footwear (No Rubber) - 1.17%
Wolverine World Wide, Inc.	38,800	808,204

Gas & Other Services Combined - 0.85%
Vectren Corp.	26,600	589,722

General Industrial Machinery & Equipment - 1.22%
Gardner Denver, Inc. (a)	31,700	843,854

Gold and Silver Ores - 1.86%
IAMGOLD Corp.	67,900	542,521
Pan American Silver Corp. (a)	44,950	740,776
		1,283,297

Grain Mill Products - 1.58%
Corn Products International, Inc.	25,500	609,450
Ralcorp Holdings, Inc. (a)	8,450	483,002
		1,092,452

Hospital & Medical Service Plans - 0.80%
Healthspring, Inc. (a)	60,000	553,800

In Vitro & In Vivo Diagnostic Substances - 1.08%
Inverness Medical Innovations, Inc.	23,100	745,899

Industrial Instruments For Measurement, Display, and Control - 0.88%
Esterline Technologies Corp. (a)	23,100	608,685

Investment Advice - 1.26%
Legg Mason, Inc.	43,500	873,045

Laboratory Analytical Instruments - 1.81%
Mettler-Toledo International, Inc. (a)	9,700	597,811
PerkinElmer, Inc.	44,900	654,193
		1,252,004

Life Insurance - 1.00%
IPC Holdings Ltd.	26,650	693,966

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.48% - continued	Shares	Value

Machine Tools, Metal Cutting Types - 1.20%
Kennametal, Inc.	40,650	$ 831,292

Mining Machinery & Equipment - 1.17%
Joy Global, Inc.	31,600	805,800

Miscellaneous Business Credit Institution - 1.35%
Financial Federal Corp.	37,950	933,949

Miscellaneous Fabricated Metal Products - 1.19%
Barnes Group, Inc.	58,250	824,820

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.08%
Curtiss-Wright Corp.	23,350	746,500

Motors & Generators - 2.66%
Baldor Electric Co.	37,600	872,320
Regal-Beloit Corp.	23,750	964,962
		1,837,282

National Commercial Banks - 2.74%
FirstMerit Corp.	34,500	669,645
TCF Financial Corp.	52,500	730,275
Zions Bancorporation	44,900	490,757
		1,890,677

Oil & Gas Field Machinery & Equipment - 1.06%
Oil States International, Inc. (a)	38,800	733,320

Oil & Gas Field Services - 1.18%
Superior Energy Services, Inc. (a)	42,400	814,504

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.07%
RPM International, Inc.	53,400	737,988

Printed Circuit Boards - 2.35%
Jabil Circuit, Inc.	120,400	975,240
Park Electrochemical Corp.	31,667	652,340
		1,627,580

Radio & TV Broadcasting & Communications Equipment - 1.37%
CommScope, Inc. (a)	37,650	945,015

Railroads, Line-Haul Operating - 1.11%
Genesee & Wyoming, Inc. - Class A (a)	25,500	765,000

Retail - Apparel & Accessory Stores - 2.48%
Hanesbrands, Inc. (a)	60,050	988,423
Men's Wearhouse, Inc. / The	38,750	722,300
		1,710,723

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.48% - continued	Shares	Value

Retail - Auto Dealers & Gasoline Stations - 0.11%
Penske Automotive Group, Inc.	5,850	$ 77,513

Retail - Eating Places - 1.03%
Brinker International, Inc.	40,000	708,800

Retail - Grocery Stores - 0.92%
Ruddick Corp.	24,900	638,934

Retail - Miscellaneous Shopping Goods Stores - 0.97%
Dick's Sporting Goods, Inc. (a)	35,400	672,600

Retail - Radio TV & Consumer Electronics Stores - 1.19%
RadioShack Corp.	58,164	818,949

Savings Institution, Federally Chartered - 1.43%
MB Financial, Inc.	28,550	389,137
Washington Federal, Inc.	46,100	598,378
		987,515

Security Brokers, Dealers & Flotation Companies - 1.92%
Raymond James Financial, Inc.	34,000	533,460
Waddell & Reed Financial, Inc. - Class A	35,550	796,675
		1,330,135

Services - Auto Rental & Leasing (No Drivers) - 0.93%
Ryder System, Inc.	23,100	639,639

Services - Computer Integrated Systems - 1.89%
CACI International, Inc. - Class A (a)	17,000	672,350
Jack Henry & Associates, Inc.	35,100	632,502
		1,304,852

Services - Engineering Services - 1.12%
URS Corp. (a)	17,500	771,050

Services - General Medical & Surgical Hospitals - 1.18%
LifePoint Hospitals, Inc. (a)	31,595	816,731

Services - Help Supply Services - 0.60%
Kelly Services, Inc. - Class A	36,750	417,480

Services - Home Health Care Services - 0.71%
Amedisys, Inc. (a)	14,650	491,361

Services - Hospitals - 1.01%
MEDNAX, Inc. (a)	19,400	696,460

Services - Motion Picture & Video Tape Production - 1.20%
DreamWorks Animation SKG, Inc. - Class A (a)	34,500	828,345

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 94.48% - continued	Shares	Value

Services - Offices & Clinics of Doctors of Medicine - 0.94%
AmSurg Corp. (a)	31,793	$ 653,028

Services - Personal Services - 1.09%
Regis Corp.	39,400	754,116

Services - Prepackaged Software - 2.20%
DST Systems, Inc. (a)	19,400	701,698
Sybase, Inc. (a)	24,100	818,436
		1,520,134

Services - Racing, Including Track Operation - 1.17%
International Speedway Corp. - Class A	34,000	805,120

State Commercial Banks - 1.74%
Associated Banc-Corp	38,800	600,236
Prosperity Bancshares, Inc.	21,800	605,386
		1,205,622

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.14%
Worthington Industries, Inc.	52,850	787,465

Surgical & Medical Instruments & Apparatus - 0.77%
Teleflex, Inc.	12,446	534,929

Telephone & Telegraph Apparatus - 0.96%
Plantronics, Inc.	52,100	663,754

Telephone Communications (No Radiotelephone) - 1.51%
Alaska Communications Systems Group, Inc.	71,000	428,130
Iowa Telecommunications Services, Inc.	46,700	615,506
		1,043,636

Transportation Services - 1.16%
GATX Corp.	26,650	802,431

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.22%
Central European Distribution Corp. (a)	37,500	840,000

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.15%
Anixter International, Inc. (a)	20,050	797,589

Wholesale - Farm Product Raw Materials - 0.90%
Universal Corp.	20,600	621,296

Wholesale - Groceries & Related Products - 0.74%
Nash Finch Co.	17,550	514,040

Wholesale - Metals Service Centers & Offices - 0.94%
Reliance Steel & Aluminum Co.	18,400	648,232

TOTAL COMMON STOCKS (Cost $71,358,828)		65,304,331

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Real Estate Investment Trusts - 1.63%	Shares	Value

Alexandria Real Estate Equities, Inc.	14,500	$ 528,960
Hospitality Properties Trust	48,600	594,864

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,249,348)		1,123,824

Money Market Securities - 4.86%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	3,361,651	3,361,651

TOTAL MONEY MARKET SECURITIES (Cost $3,361,651)		3,361,651

TOTAL INVESTMENTS (Cost $75,969,827) - 100.97%		$ 69,789,806

Liabilities in excess of other assets - (0.97)%		(668,022)

TOTAL NET ASSETS - 100.00%		$ 69,121,784

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities
April 30, 2009
(Unaudited)

	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 9,355,660	$ 1,546,793	$ 75,969,827
At value	$8,378,381	$1,130,636	$69,789,806

Receivable for investments sold	-	36,190	607,058
Receivable for fund shares sold	-	-	365,836
Interest receivable	-	-	44
Dividends receivable	6,053	969	31,662
Receivable from Advisor (a)	-	-	43,762
Prepaid expenses	9,093	2,256	18,849
Total assets	8,393,527	1,170,051	70,857,017

Liabilities:
Payable to custody (overdraft)	-	4,108	-
Payable for investments purchased	-	-	1,630,055
Payable for fund shares purchased	-	-	68,505
Payable to administrator	4,141	1,214	22,562
Payable to custodian	987	294	5,261
Payable to Advisor (a)	1,463	4,899	-
Other accrued expenses	8,039	8,164	8,850
Total liabilities	14,630	18,679	1,735,233

Net Assets:	$ 8,378,897	$ 1,151,372	$ 69,121,784

Net Assets consist of:
Paid in capital	$ 11,161,685	$1,976,824	$88,839,911
Accumulated undistributed net investment income	54,836	6,097	68,646
Accumulated undistributed net realized gain (loss) on investments	(1,860,345)	(415,392)	(13,606,752)
Net unrealized appreciation (depreciation) on investments	(977,279)	(416,157)	(6,180,021)

Net Assets:	$ 8,378,897	$1,151,372	$ 69,121,784

Class R:

Net Assets	$8,378,897	$1,151,372	$59,108,310

Shares outstanding (unlimited number of shares authorized)	1,282,980	157,320	4,659,670

Net asset value and offering price per share	$ 6.53	$7.32	$12.69

Redemption Price per share (NAV * 0.99) (b)	$ 6.46	$7.25	$12.56

Class I:

Net Assets	N/A	N/A	$ 10,013,474

Shares outstanding (unlimited number of shares authorized)	N/A	N/A	797,195

Net asset value and offering price per share	N/A	N/A	$12.56

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than one year.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Operations
For the six months ended April 30, 2009
(Unaudited)

	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income (Net of foreign withholding tax of $0, $284, and $1,209, respectively)	$97,764	$ 21,361	$556,319
Interest income	33	57	2,552
Total Income	97,797	21,418	558,871

Expenses
Investment Advisor fee (a)	21,898	4,661	240,419
12b-1 expense (For Small Cap, Class R)	7,299	1,371	56,606
Administration expenses	31,833	6,898	326,303
Registration expenses	8,439	1,629	12,067
Legal expenses	7,348	7,015	7,287
Auditing expenses	5,967	5,967	5,967
Trustee fees and expenses	2,705	2,705	2,705
Pricing expenses	2,323	2,841	3,604
Custodian expenses	2,040	1,608	11,904
Miscellaneous expenses	967	1,040	1,988
Out-of-Pocket expenses	596	157	20,201
Insurance expenses	321	287	1,255
Printing expenses	-	-	8,552
24f-2 expense	-	-	1,087
Total Expenses	91,736	36,179	699,945
Expenses waived and reimbursed by Advisor (a) (For Small Cap, Class I)	(45,625)	(23,010)	(270,392)
12b-1 fees waived by Advisor (a)	(7,299)	(1,371)	(56,606)
Expenses reallocated by Advisor	(856)	(4,120)	-
Net operating expenses	37,956	7,678	372,947
Net Investment Income	59,841	13,740	185,924

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(1,634,709)	(271,805)	(13,566,299)
Change in unrealized appreciation (depreciation) on
investment securities	1,139,237	271,659	12,763,573
Net realized and unrealized gain (loss) on investment securities and futures contracts	(495,472)	(146)	(802,726)
Net increase (decrease) in net assets resulting from operations	$ (435,631)	$ 13,594	$ (616,802)

(a) See Note 3 in the Notes to the Financial Statements.
(b) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Contrarian
	Large Cap Value Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$59,841	$121,850
Net realized gain (loss) on investment securities	(1,634,709)	(216,527)
Change in unrealized appreciation (depreciation) on investment securities	1,139,237	(3,887,970)
Net increase (decrease) in net assets resulting from operations	(435,631)	(3,982,647)

Distributions:
From net investment income	(59,224)	(148,148)
From net realized gain	-	(433,854)
Total distributions	(59,224)	(582,002)

Capital Share Transactions:
Proceeds from shares sold	4,293,107	396,043
Reinvestment of distributions	59,224	582,002
Amount paid for shares redeemed	(194,256)	(1,079,086)
Net increase (decrease) in net assets resulting
from share transactions	4,158,075	(101,041)

Total Increase (Decrease) in Net Assets	3,663,220	(4,665,690)

Net Assets:
Beginning of period	4,715,677	9,381,367

End of period	$8,378,897	$ 4,715,677

Accumulated undistributed net investment income
included in net assets at end of period
	$54,836	$ 54,219

Capital Share Transactions:
Shares sold	661,451	36,108
Shares issued in reinvestment of distributions	8,813	46,935
Shares redeemed	(30,527)	(94,096)

Net increase (decrease) from capital share transactions	639,737	(11,053)

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Contrarian
	Mid Cap Value Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$ 13,740	$20,287
Net realized gain (loss) on investment securities	(271,805)	(163,731)
Net increase from reimbursement by Advisor for violation of investment restrictions (a)	-	22,140
Change in unrealized appreciation (depreciation) on investment securities	271,659	(841,256)
Net increase (decrease) in net assets resulting from operations	13,594	(962,560)

Distributions:
From net investment income	(20,271)	(15,395)
From net realized gain	-	(291,958)
Total distributions	(20,271)	(307,353)

Capital Share Transactions:
Proceeds from shares sold	26,001	413,146
Reinvestment of distributions	20,250	305,331
Amount paid for shares redeemed	(167,685)	(774,564)
Net increase (decrease) in net assets resulting
from share transactions	(121,434)	(56,087)

Total Increase (Decrease) in Net Assets	(128,111)	(1,326,000)

Net Assets:
Beginning of period	1,279,483	2,605,483

End of period	$1,151,372	$ 1,279,483

Accumulated undistributed net investment income
included in net assets at end of period	$6,097	$12,628

Capital Share Transactions:
Shares sold	3,973	34,072
Shares issued in reinvestment of distributions	2,965	26,435
Shares redeemed	(26,744)	(69,120)

Net increase (decrease) from capital share transactions	(19,806)	(8,613)

(a) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Contrarian
	Small Cap Value Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$ 185,924	$161,168
Net realized gain (loss) on investment securities	(13,566,299)	1,051,211
Change in unrealized appreciation (depreciation) on investment securities	12,763,573	(20,136,881)
Net increase (decrease) in net assets resulting from operations	(616,802)	(18,924,502)

Distributions:
From net investment income, Class R	(210,745)	(68,790)
From net investment income, Class I	(19,184)	(1,942)
From net realized gain, Class R	(234,120)	-
From net realized gain, Class I	(21,312)	-
Total distributions	(485,361)	(70,732)

Capital Share Transactions - Class R:
Proceeds from shares sold	29,915,041	46,358,161
Reinvestment of distributions	440,619	67,690
Amount paid for shares redeemed	(15,867,615)	(23,753,043)
Net increase (decrease) in net assets resulting
from share transactions	14,488,045	22,672,808

Capital Share Transactions - Class I:
Proceeds from shares sold	5,716,953	5,799,877
Reinvestment of distributions	30,775	1,942
Amount paid for shares redeemed	(562,600)	(1,058,527)
Net increase (decrease) in net assets resulting
from share transactions	5,185,128	4,743,292

Total Increase (Decrease) in Net Assets	18,571,010	8,420,866

Net Assets:
Beginning of period	50,550,774	42,129,908

End of period	$ 69,121,784	$50,550,774

Accumulated undistributed net investment income
included in net assets at end of period	$68,646	$112,651

Capital Share Transactions - Class R:
Shares sold	2,556,516	2,686,401
Shares issued in reinvestment of distributions	34,970	3,798
Shares redeemed	(1,358,186)	(1,460,841)

Net increase (decrease) from capital share transactions	1,233,300	1,229,358

Capital Share Transactions - Class I:
Shares sold	532,764	337,567
Shares issued in reinvestment of distributions	2,435	109
Shares redeemed	(51,810)	(63,955)

Net increase (decrease) from capital share transactions	483,389	273,721

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)
	Dreman Contrarian Large Cap Value Fund

	Six months ended
	April 30, 2009		Year ended		Year ended	Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2008		October 31, 2007	October 31, 2006		October 31, 2005		October 31, 2004 (a)

Selected Per Share Data
Net asset value, beginning of period	$7.33		$14.34		$13.90	$12.35		$11.03		$ 10.00

Income from investment operations
Net investment income (loss)	0.05		0.19		0.22	0.17		0.16		0.15
Net realized and unrealized gain (loss)	(0.76)		(6.30)		1.09	1.87		1.39		0.88
Total from investment operations	(0.71)		(6.11)		1.31	2.04		1.55		1.03

Less distributions to Shareholders:
From net investment income	(0.09)		(0.23)		(0.18)	(0.17)		(0.15)		-
From net realized gain	-		(0.67)		(0.70)	(0.32)		(0.08)		-
Total distributions	(0.09)		(0.90)		(0.88)	(0.49)		(0.23)		-

Paid in capital from redemption fees	-	(b)	-	(b)	0.01	-	(b)	-	(b)	- (b)

Net asset value, end of period	$6.53		$7.33		$14.34	$ 13.90		$12.35		$ 11.03

Total Return (c)	-9.69%	(d)	-45.17%		9.81%	17.02%		14.10%		10.30%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$8,379		$4,716		$ 9,381	$8,502		$6,227		$ 5,181
Ratio of expenses to average net assets (e)	1.30%	(f)	1.30%		1.30%	1.30%		1.30%		1.55%(f)
Ratio of expenses to average net assets before waiver &
reimbursement by Advisor	3.14%	(f)	3.19%		2.47%	2.73%		2.43%		3.12%(f)
Ratio of net investment income to
average net assets (e)	2.05%	(f)	1.66%		1.56%	1.41%		1.35%		1.38%(f)
Ratio of net investment income (loss) to average net assets
before waiver & reimbursement by Advisor	0.21%	(f)	(0.24)%		0.39%	(0.02)%		0.22%		(0.19)% (f)
Portfolio turnover rate	26.23%		32.62%		24.65%	20.38%		13.07%		13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.

(b) Redemption fees resulted in less than $0.005 per share in each period.

(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Mid Cap Value Fund

	Six months ended
	April 30, 2009		Year ended		Year ended	Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2008		October 31, 2007	October 31, 2006		October 31, 2005		October 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.22		$14.03		$12.97	$ 12.66		$10.68		$10.00

Income from investment operations
Net investment income	0.09		0.12		0.06	0.07		0.01		0.01
Net realized and unrealized gain (loss)	0.13		(5.31)	(b)	1.84	2.05		2.16		0.67
Total from investment operations	0.22		(5.19)		1.90	2.12		2.17		0.68

Less distributions to Shareholders:
From net investment income	(0.12)		(0.08)		(0.06)	(0.03)		(0.01)		-
From net realized gain	-		(1.56)		(0.79)	(1.78)		(0.18)		-
Total distributions	(0.12)		(1.64)		(0.85)	(1.81)		(0.19)		-

Paid in capital from redemption fees	-	(c)	0.02		0.01	-	(c)	-	(c)	-	(c)

Net asset value, end of period	$7.32		$7.22		$ 14.03	$ 12.97		$ 12.66		$10.68

Total Return (d)	3.18%	(e)	-41.24%	(b)	15.37%	18.59%		20.52%		6.80%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,152		$ 1,279		$2,605	$1,732		$1,118		$801
Ratio of expenses to average net assets (f)	1.40%	(g)	1.40%		1.40%	1.40%		1.40%		1.65%	(g)
Ratio of expenses to average net assets before waiver &
reimbursement by Advisor	6.60%	(g)	8.08%		6.42%	9.37%		11.46%		11.80%	(g)
Ratio of net investment income to
average net assets (f)	2.51%	(g)	0.97%		0.46%	0.57%		0.06%		0.16%	(g)
Ratio of net investment income (loss) to average net assets before
waiver & reimbursement by Advisor	(2.69)%	(g)	(5.72)%		(4.56)%	(7.40)%		(10.00)%		(9.99)%	(g)
Portfolio turnover rate	34.50%		52.45%		101.11%	52.48%		132.04%		125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 21, 2004.

(b) Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund's NAV would have been $0.13 lower and the total return for the year would have been -42.29%

(c) Redemption fees resulted in less than $0.005 per share in each period.

(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Small Cap Value Fund, Class R

	Six months ended
	April 30, 2009		Year ended	Year ended	Year ended	Year ended		Period ended
	(Unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$13.51		$18.83	$16.83	$ 12.98	$11.48		$10.00

Income from investment operations
Net investment income (loss)	0.04		0.03	0.02	0.05	0.04		(0.03)
Net realized and unrealized gain	(0.74)		(5.34)	1.99	3.85	1.69		1.51
Total from investment operations	(0.70)		(5.31)	2.01	3.90	1.73		1.48

Less distributions to Shareholders:
From net investment income	(0.06)		(0.03)	(0.04)	(0.06)	(0.02)		-
From net realized gain	(0.07)		-	-	-	(0.21)		-
Total distributions	(0.13)		(0.03)	(0.04)	(0.06)	(0.23)		-

Paid in capital from redemption fees	0.01		0.02	0.03	0.01	-	(b)	-	(b)

Net asset value, end of period	12.69		$13.51	$18.83	$16.83	$12.98		$ 11.48

Total Return (c)	-5.16%	(d)	-28.14%	12.16%	30.20%	15.10%		14.80%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$59,108		$46,298	$41,374	$14,284	$3,366		$861
Ratio of expenses to average net assets (e)	1.50%	(f)	1.50%	1.50%	1.50%	1.50%		1.75%	(f)
Ratio of expenses to average net assets before waiver &
recoupment by Advisor	2.79%	(f)	1.70%	1.77%	3.49%	7.40%		12.19%	(f)
Ratio of net investment income to
average net assets (f)	0.72%	(f)	0.25%	0.18%	0.28%	0.45%		(0.32)%	(f)
Ratio of net investment income to average net assets before
waiver & recoupment by Advisor	(0.57)%	(f)	0.05%	(0.09)%	(1.71)%	(5.45)%		(10.75)%	(f)
Portfolio turnover rate	45.67%		46.95%	83.39%	77.43%	84.72%		72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.

(b) Redemption fees resulted in less than $0.005 per share in the period.

(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily waived these expenses, each expense ratio would have been 0.25% higher and each net investment income (loss) ratio would have been 0.25% lower.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights

(For a share outstanding throughout each period)

	Dreman Contrarian
	Small Cap Value Fund, Class I

	Six months ended
	April 30, 2009		Year ended	Period ended
	(Unaudited)		October 31, 2008	October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$13.55		$18.86	$18.24

Income from investment operations
Net investment income	0.04		0.07	-	(b)
Net realized and unrealized gain (loss)	(0.91)		(5.35)	0.62
Total from investment operations	(0.87)		(5.28)	0.62

Less distributions to Shareholders:
From net investment income	(0.06)		(0.03)	-
From net realized gain	(0.06)		-	-
Total distributions	(0.12)		(0.03)	-

Net asset value, end of period	$12.56		$ 13.55	$18.86

Total Return (c)	-6.41%	(d)	-28.05%	3.40%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,013		$4,253	$756
Ratio of expenses to average net assets	1.25%	(e)	1.25%	1.25%	(e)
Ratio of expenses to average net assets before waiver &
reimbursement by Advisor	2.54%	(e)	1.45%	1.70%	(e)
Ratio of net investment income to
average net assets	0.89%	(e)	0.50%	(0.36)%	(e)
Ratio of net investment income to average net assets before
waiver & reimbursement by Advisor	(0.40)%	(e)	0.30%	(0.81)%	(e)
Portfolio turnover rate	45.67%		46.95%	83.39%

(a) For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(b) Net investment (loss) resulted in less than $0.005 per share in the period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Contrarian Large Cap Value Fund (“Large Cap Value Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” The Funds were previously organized as diversified series of Unified Series Trust. On January 22, 2008, each Predecessor Fund was reorganized in a tax-free transaction as a new portfolio of the Trust. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the “Advisor”). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the futures a Fund invests in do not have market quotations readily available.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute substantially all of their net investment income on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Futures Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Large Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 8,378,381	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 8,378,381	$ -
*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Mid Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 1,130,636	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,130,636	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Dreman Contrarian Funds

Notes to the Financial Statements – continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

The following is a summary of the inputs used to value the Small Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 69,789,806	$
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 69,789,806	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages each Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2009, the Advisor earned fees, before the waiver described below, of $21,898, $4,661, and $240,419 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed 1.30%, 1.40%, 1.50% and 1.25% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Class R and Small Cap Value Fund, Class I, respectively, through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for t he six months ended April 30, 2009, the Advisor waived management fees and reimbursed expenses of $45,625, $23,010 and $270,392 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. At April 30, 2009, the Advisor owed $43,762 to the Small Cap Value Fund. At April 30, 2009, the Advisor was owed $1,463 and $4,899 by the Large Cap Value Fund and Mid Cap Value Fund, respectively.

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Advisor is entitled to recoup from each Fund amounts waived for a period up to three years from the date such amounts were waived, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. At October 31, 2008, the amounts subject to recoupment are as follows:

		Recoverable through
Fund	Amount	October 31,

Large Cap Value Fund	$ 85,552	2009
	84,274	2010
	120,764	2011
Mid Cap Value Fund	103,951	2009
	108,890	2010
	135,425	2011
Small Cap Value Fund	102,492	2009
	6,070	2010
	6,610	2011

$45,625, $23,010, and $270,392 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, may be subject to potential repayment by the Funds to the Advisor by October 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2009, Unified received fees of $31,833, $6,898, and $326,303 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2009, Unified received fees of $596, $157, and $20,201 for reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. At April 30, 2009, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $4,141, $1,214, and $22,562, respectively to Unified for administrative services, fund accounting services, transfer agency services and reimbursement of out-of-pocket expenses.

Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the six months ended April 30, 2009, the Custodian earned fees of $2,040, $1,608, and $11,904 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively. At April 30, 2009, the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund owed $987, $294, and $5,261 respectively, to the Custodian for custody services.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2009, the Advisor was entitled to fees of $7,299, $1,371 and $56,606 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund-Class R, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, and Dreman Contrarian Small Cap Fund are included as part of the Dreman Contrarian Funds (the “Trust”). The Trust also includes the Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund, Dreman Quantitative Small Cap Value Fund and Dreman Contrarian International Value Fund. During the first six months of fiscal year 2009, the Trust elected to change its allocation method of certain Trust-level expenses retroactive to October 1, 2008. The net effect of this change is that all funds of the Trust, except the Dreman Contrarian Small Cap Value Fund, now have received a credit for certain administration expenses.

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -
Other	5,767,120	375,821	42,137,760
Sales
U.S. Government Obligations	$ -	$ -	$ -
Other	1,633,052	431,979	22,489,693

At April 30, 2009, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund
Gross Appreciation	$ 461,139	$ 35,653	$ 3,884,980
Gross (Depreciation)	(1,438,418)	(451,810)	(10,065,001)
Net Appreciation (Depreciation)
on Investments	$ (977,279)	$ (416,157)	$ (6,180,021)

Tax Cost	$ 9,355,660	$ 1,546,793	$ 75,969,827

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 5.	REIMBURSEMENTS BY ADVISOR

During the fiscal year ended October 31, 2008, the Mid Cap Value Fund owned shares of Huntington Bancshares, Inc. This is a violation of Rule 2a-3, which does not allow purchases of stock of affiliated parties. Huntington Bancshares, Inc. is the parent company of the Fund’s Distributor, Custodian and Unified. After disposition of the stock, the Fund realized a loss of $22,140. This loss was reimbursed to the Fund by the Advisor.

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2008, the following owned the Funds:

David N. Dreman owned 89.99% and 46.36% of the Large Cap Value Fund and the Mid Cap Value Fund, respectively. National Financial Services, Co., (“NFSC”) for the benefit of others, owned 41.59% of the Small Cap Value Fund, Class R shares, respectively. Charles Schwab & Co., (“Schwab”) for the benefit of others, owned 36.10% of the Small Cap Value Fund, Class R shares. Patterson & Co., for the benefit of others, owned 66.76% of the Small Cap Value Fund, Class I shares. Minnesota Life Insurance Company, for the benefit of others, owned 27.36% of the Small Cap Value Fund, Class I shares.

David N. Dreman is President of the Advisor. David N. Dreman, Contrarian Services Corp. and the Dreman Capital Management Profit Sharing Plan are all related parties to the Advisor. As a result of the beneficial ownership described above, David Dreman may be deemed to control the Large Cap Value Fund and Mid Cap Value Fund. NFSC and Schwab may be deemed to control the Small Cap Value Fund, Class R Shares, and Patterson & Co. and Minnesota Life Insurance Company may be deemed to control the Small Cap Value Fund, Class I shares.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 18, 2007, the Large Cap Value Fund paid an income distribution of $0.2294 per share and short-term and long-term capital gains totaling $0.6718 per share to shareholders of record on December 17, 2007.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 was as follows:

Distributions paid from:	2008	2007
Ordinary income	$ 197,881	$ 109,340
Short-term Capital Gain	32,176	67,458
Long-term Capital Gain	351,945	371,332

	$ 582,002	$ 548,130

On December 30, 2008, the Large Cap Value Fund paid an income distribution of $0.0922 per share or $59,224 to shareholders of record on December 29, 2008.

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS - continued

Mid Cap Value Fund. On December 18, 2007, the Mid Cap Value Fund paid an income distribution of $0.0821 per share and short-term and long-term capital gains totaling $1.557 per share to shareholders of record on December 17, 2007.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 was as follows:

Distributions paid from:	2008	2007

Ordinary income	$ 15,395	$ 7,960
Short-term Capital Gain	113,783	50,363
Long-term Capital Gain	178,175	56,371

	$ 307,353	$ 114,694

On December 30, 2008, the Mid Cap Value Fund paid an income distribution of $0.1206 per share or $20,271 to shareholders of record on December 29, 2008.

Small Cap Value Fund. On December 18, 2007, the Small Cap Value Fund paid an income distribution of $0.0268 per share to shareholders of record on December 17, 2007.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 was as follows:

Distributions paid from:	2008	2007

Ordinary income	$ 70,732	$ 44,426
Short-term Capital Gain	-	-
Long-term Capital Gain	-	-

	$ 70,732	$ 44,426

On December 30, 2008, the Small Cap Value Fund paid an income distribution of $0.0577 per share or $229,929 and a long-term capital gain of $0.0641 per share or $255,432 to shareholders of record on December 29, 2008.

As of October 31, 2008, the Funds’ most recent fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Undistributed ordinary income	$ 54,219	$ 12,624	$ 97,572
Undistributed long-term capital gain	-	-	255,375
Capital loss carryforwards	(195,323)	(140,110)	-
Unrealized appreciation (depreciation)	(2,146,830)	(691,289)	(18,968,911)
	$ (2,287,934)	$ (818,775)	$ (18,615,964)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the amounts of $30,314, $3,479, and $25,309 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

Dreman Contrarian Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 9.	CAPITAL LOSS CARRYFORWARD

At October 31, 2008, the Funds had available for federal tax purposes unused capital loss carryforwards, which are available for offset against future taxable net capital gains, as follows:

	Amount	Expiring

Large Cap Value Fund	$ 195,323	2016
Mid Cap Value Fund	140,110	2016

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. The Small Cap Value Fund utilized capital loss carryforwards of $836,223 during the fiscal year ended October 31, 2008.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman

Robert A. Miller

OFFICERS

David N. Dreman, Trustee Ex-Officio

Clifton Hoover, Jr., Trustee and Secretary

John C. Swhear, Acting Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer

William J. Murphy, Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

LEGAL COUNSEL TO THE TRUSTEES

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received each Fund’s prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Dreman Contrarian Funds

Dreman Quantitative Large Cap Value Fund

Dreman Quantitative Mid Cap Value Fund

Dreman Quantitative Small Cap Value Fund

Semi-Annual Report

April 30, 2009

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS– (Unaudited)

1As a percent of net assets

2Companies consisting of market capitalizations similar to those listed in the S&P 500 Index.

3Companies consisting of market capitalizations not similar to those listed in the S&P 500 Index.

Under normal circumstances, the Dreman Quantitative Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2009, the market capitalization of companies included in the S&P 500 Index ranged from $578 million to $329.46 billion.

1As a percent of net assets
[2]Companies consisting of market capitalizations ranging from $2 billion to $20 billion.
[3]Companies consisting of market capitalizations less than $2 billion or greater than $20 billion.

Under normal circumstances, the Dreman Quantitative Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $2 billion to $20 billion.

1As a percent of net assets

    2Companies consisting of market capitalizations similar to those listed on the Russell 2000 Value Index. Under normal circumstances, the Dreman Quantitative Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2009, the market capitalizations of companies included in the Russell 2000 Value Index ranged up to $3.21 billion.

Availability of Portfolio Schedules - (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS' EXPENSES- (Unaudited)

As a shareholder of each of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Quantitative Large Cap Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$1,064.31	$7.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Large Cap Value Fund’s annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Quantitative Mid Cap Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$1,022.16	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25

* Expenses are equal to the Mid Cap Value Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Quantitative Small Cap Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$864.66	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.75

* Expenses are equal to the Small Cap Value Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 98.11%	Shares	Value

Accident & Health Insurance - 1.19%
Aflac, Inc.	283	$ 8,176

Agriculture Chemicals - 1.90%
Agrium, Inc.	167	7,184
Mosaic Co. / The	145	5,865
		13,049

Cable & Other Pay Television Services - 3.23%
DISH Network Corp. - Class A (a)	521	6,903
Liberty Media Corp. - Entertainment - Class A (a)	295	7,183
Time Warner Cable, Inc.	250	8,058
		22,144

Cement, Hydraulic - 1.00%
CRH plc	267	6,867

Chemicals & Allied Products - 0.99%
BASF SE (b)	192	6,778

Commercial Banks - 7.85%
Banco Bilbao Vizcaya Argentaria, SA (b)	693	7,498
Banco Santander SA (b)	818	7,485
Barclays plc (b)	557	8,918
KB Financial Group, Inc. (a) (b)	222	7,077
Lloyds Banking Group plc (b)	1,308	8,384
National Bank of Greece, S.A. (b)	1,884	7,630
United Overseas Bank Ltd. (b)	449	6,847
		53,839

Concrete Products, Except Block & Brick - 1.05%
Lafarge SA (b)	510	7,232

Construction Machinery & Equipment - 1.98%
Caterpillar, Inc.	201	7,152
Komatsu Ltd. (b)	129	6,455
		13,607

Crude Petroleum & Natural Gas - 10.42%
Apache Corp.	93	6,776
Canadian Natural Resources Ltd.	148	6,824
Chesapeake Energy Corp.	337	6,642
Devon Energy Corp.	131	6,792
Eni S.p.A. (b)	156	6,660
Nexen, Inc.	340	6,494
Occidental Petroleum Corp.	106	5,967
Royal Dutch Shell plc (b)	136	6,212
Sasol Ltd. (b)	202	6,082
Talisman Energy, Inc.	553	6,935
Total SA (b)	122	6,066
		71,450

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Drilling Oil & Gas Wells - 4.11%
Diamond Offshore Drilling, Inc.	96	$ 6,951
Noble Corp.	248	6,778
Transocean, Ltd. (a)	101	6,815
Weatherford International Ltd. (a)	461	7,666
		28,210

Electric, Gas & Sanitary Services - 1.07%
E.ON AG (b)	218	7,336

Electronic & Other Electrical Equipment - 1.09%
General Electric Co.	591	7,476

Engines & Turbines - 1.09%
Cummins, Inc.	220	7,480

Finance Services - 4.17%
American Express Co.	325	8,197
DBS Group Holdings Ltd. (b)	259	6,592
Sumitomo Mitsui Financial Group, Inc. (b)	1,675	5,712
Swiss Re (b)	343	8,088
		28,589

Fire, Marine & Casualty Insurance - 2.05%
ACE Ltd.	151	6,994
Allstate Corp.	302	7,046
		14,040

Food Processing - 0.85%
DANONE S.A. (b)	618	5,834

Hospital & Medical Service Plans - 0.82%
Aetna, Inc.	254	5,591

Insurance Agents, Brokers & Services - 1.12%
MetLife, Inc.	257	7,646

Metal Mining - 2.05%
Anglo American plc (b)	655	7,054
Companhia Vale do Rio Doce (Vale) (b)	423	6,984
		14,038

Miscellaneous Fabricated Metal Products - 1.11%
Parker Hannifin Corp.	168	7,619

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.98%
Eaton Corp.	153	6,701

Miscellaneous Publishing - 0.92%
Reed Elsevier NV (b)	288	6,299

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 3.16%
Fiat S.p.A. (a) (b)	702	$ 7,371
Nissan Motor Co., Ltd. (b)	705	7,332
Volvo AB (b)	1,084	6,992
		21,695

National Commercial Banks - 1.96%
National Australia Bank Ltd. (b)	408	6,063
Shinhan Financial Group Co., Ltd. (b)	149	7,353
		13,416

Natural Gas Transmission - 2.04%
Gazprom (b)	377	6,673
Williams Companies, Inc.	521	7,346
		14,019

Oil & Gas Field Machinery & Equipment - 2.00%
Baker Hughes, Inc.	212	7,543
National-Oilwell Varco, Inc. (a)	204	6,177
		13,720

Oil, Gas Field Services - 2.14%
Halliburton Co.	389	7,866
LUKOIL (b)	154	6,794
		14,660

Petroleum Refining - 8.60%
BP plc (b)	152	6,454
Chevron Corp.	90	5,949
ConocoPhillips	153	6,273
Marathon Oil Corp.	221	6,564
Murphy Oil Corp.	131	6,250
Petro-Canada	219	6,905
Repsol YPF, S.A. (b)	340	6,406
Valero Energy Corp.	325	6,448
YPF Sociedad Anonima (b)	269	7,693
		58,942

Pharmaceutical Preparations - 1.78%
Forest Laboratories, Inc. (a)	279	6,052
Pfizer, Inc.	461	6,159
		12,211

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.40%
Dow Chemical Co.	601	9,616

Radio & TV Broadcasting & Communications Equipment - 0.99%
Nokia Corp. (b)	482	6,815
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Radio Telephone Communications - 2.94%
Mobile TeleSystems (b)	188	$ 6,230
Tele Norte Leste Participacoes S.A. (Telemar) (b)	417	6,484
Vimpel-Communications (a) (b)	793	7,470
		20,184

Rolling, Drawing, & Extruding of Nonferrous Metals - 1.03%
Alcoa, Inc.	776	7,038

Savings Institution, Federally Chartered - 0.36%
HSBC Holdings plc (b)	63	2,243
Washington Mutual, Inc. (a)	1,860	203
		2,446

Semiconductors & Related Devices - 1.12%
AU Optronics Corp. (b)	707	7,671

Services - Miscellaneous Business Services - 2.11%
Svenska Cellulose AB (SCA) (b)	741	7,114
Tyco International Ltd.	309	7,342
		14,456

Services - Motion Picture & Video Tape Production - 0.93%
Time Warner, Inc.	293	6,396

Ship & Boat Building & Repairing - 1.11%
General Dynamics Corp.	147	7,595

State Commercial Banks - 1.00%
State Street Corp.	201	6,860

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 5.86%
ArcelorMittal (c)	259	6,107
Companhia Siderurgica Nacional S.A. (CSN) (b)	383	7,093
Gerdau S.A. (b)	1,000	7,100
Nucor Corp.	149	6,063
POSCO (b)	86	6,619
Tenaris S.A. (b)	287	7,181
		40,163

Telephone & Telegraph Apparatus - 1.00%
Telekom South Africa Ltd. (b)	136	6,837

Telephone Communications (No Radio Telephone) - 4.73%
BT Group plc (b)	523	7,181
Nippon Telegraph and Telephone Corp. (b)	325	6,110
Telenor ASA (b)	348	6,455
Telesp - Telecomunicacoes de Sao Paulo S.A. (b)	290	6,290
Turkcell Iletisim Hizmetleria AS (Turkcell) (b)	506	6,426
		32,462

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Wholesale - Petroleum & Petroleum Products - 0.81%
Mitsui & Co., Ltd. (b)	26	$ 5,537

TOTAL COMMON STOCKS (Cost $673,906)		672,740

Real Estate Investment Trusts - 3.31%
Annaly Capital Management, Inc.	454	6,388
Simon Property Group, Inc.	161	8,308
Vornado Realty Trust	163	7,969

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,571)		22,665

TOTAL INVESTMENTS (Cost $692,477) - 101.42%		$ 695,405

Liabilities in excess of other assets - (1.42)%		(9,703)

TOTAL NET ASSETS - 100.00%		$ 685,702

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York registry.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 90.01%	Shares	Value

Accident & Health Insurance - 7.16%
Aflac, Inc.	155	$ 4,478
Assurant, Inc.	144	3,519
PartnerRe Ltd.	56	3,819
Principal Financial Group, Inc.	339	5,539
Reinsurance Group of America, Inc.	107	3,402
Unum Group	267	4,363
		25,120

Agriculture Chemicals - 2.09%
Agrium, Inc.	92	3,958
Terra Industries, Inc.	128	3,392
		7,350

Air Transportation, Scheduled - 0.95%
Delta Air Lines, Inc. (a)	541	3,338

Aircraft Part & Auxiliary Equipment - 1.16%
Rockwell Collins, Inc.	106	4,065

Beverages - 0.97%
Constellation Brands, Inc. - Class A (a)	295	3,419

Bituminous Coal & Lignite Surface Mining - 3.06%
Arch Coal, Inc.	249	3,479
CONSOL Energy, Inc.	127	3,973
Peabody Energy Corp.	125	3,299
		10,751

Cable & Other Pay Television Services - 3.74%
DISH Network Corp - Class A (a)	291	3,856
Liberty Media Corp. - Interactive - Class A (a)	911	4,828
Time Warner Cable, Inc.	138	4,448
		13,132

Cogeneration Services & Small Power Producers - 1.16%
AES Corp. (a)	575	4,065

Computer Peripheral Equipment - 1.25%
Xerox Corp.	718	4,387

Construction Machinery & Equipment - 1.21%
CNH Global N.V. (a)	266	4,245

Crude Petroleum & Natural Gas - 1.14%
Newfield Exploration Co. (a)	128	3,991

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 90.01% - continued	Shares	Value

Drilling Oil & Gas Wells - 5.49%
Diamond Offshore Drilling, Inc.	52	$ 3,765
ENSCO International, Inc.	122	3,450
Nabors Industries Ltd. (a)	271	4,122
Noble Corp.	138	3,772
Pride International, Inc. (a)	184	4,177
		19,286

Electric & Other Services Combined - 1.97%
Ameren Corp.	153	3,522
Pepco Holdings, Inc.	284	3,394
		6,916

Electric Services - 3.04%
Constellation Energy Group, Inc.	162	3,901
Edison International	120	3,421
NRG Energy, Inc. (a)	187	3,362
		10,684

Farm Machinery & Equipment - 1.11%
AGCO Corp. (a)	161	3,912

Fats & Oils - 0.84%
Bunge Ltd.	61	2,929

Fire, Marine & Casualty Insurance - 7.53%
American International Group, Inc. (a)	2,943	4,061
Axis Capital Holdings Ltd.	150	3,696
CNA Financial Corp. (a)	350	4,190
Everest Re Group, Ltd.	50	3,732
RenaissanceRe Holdings Ltd.	74	3,601
Transatlantic Holdings, Inc.	95	3,603
W.R. Berkley Corp.	149	3,563
		26,446

Glass Containers - 1.52%
Owens-Illinois, Inc. (a)	219	5,341

Guided Missiles & Space Vehicles - 2.34%
Alliant Techsystems, Inc. (a)	53	4,221
Goodrich Corp.	90	3,985
		8,206

Heavy Construction Other Than Building Construction - Contractors - 2.19%
Foster Wheeler AG (a)	182	3,919
KBR, Inc.	241	3,764
		7,683

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 90.01% - continued	Shares	Value

Hospital & Medical Service Plans - 2.26%
CIGNA Corp.	197	$ 3,883
Humana, Inc. (a)	141	4,058
		7,941

Insurance Agents, Brokers & Services - 2.70%
Hartford Financial Services Group, Inc.	434	4,978
Willis Group Holdings, Ltd.	164	4,512
		9,490

Investment Advice - 1.22%
Ameriprise Financial, Inc.	162	4,269

Iron & Steel Foundries - 1.22%
Precision Castparts Corp.	57	4,267

Life Insurance - 2.24%
Prudential Financial, Inc.	140	4,043
Torchmark Corp.	130	3,813
		7,856

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.12%
Joy Global, Inc.	154	3,927

Motor Vehicles & Passenger Car Bodies - 1.24%
Navistar International Corp. (a)	115	4,347

Natural Gas Transmission - 3.27%
El Paso Corp.	529	3,650
Energy Transfer Equity, L.P.	162	4,154
Energy Transfer Partners, L.P.	93	3,678
		11,482

Office Machines - 1.04%
Pitney Bowes, Inc.	149	3,656

Operators of Nonresidential Buildings - 1.14%
Brookfield Properties Corp.	535	3,996

Personal Credit Institutions - 0.93%
SLM Corp. (a)	678	3,275

Petroleum Refining - 2.06%
Sunoco, Inc.	129	3,420
Tesoro Corp.	250	3,812
		7,232

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 90.01% - continued	Shares	Value

Pharmaceutical Preparations - 2.90%
Endo Pharmaceuticals Holdings, Inc. (a)	199	$ 3,291
Forest Laboratories, Inc. (a)	162	3,514
Warner Chilcott Ltd. - Class A (a)	346	3,387
		10,192

Plastics, Foil & Coated Paper Bags - 1.27%
Pactiv Corp. (a)	204	4,459

Pumps & Plumbing Equipment - 1.10%
Flowserve Corp.	57	3,870

Radio Telephone Communications - 2.16%
Cellcom Israel Ltd.	164	3,574
Millicom International Cellular S.A.	83	4,022
		7,596

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.04%
Harris Corp.	119	3,639

Services - Business Services - 1.13%
Alliance Data Systems Corp. (a)	95	3,978

Services - Computer Processing & Data Preparation - 0.98%
IMS Health, Inc.	273	3,429

Telephone Communications (No Radiotelephone) - 3.00%
CenturyTel, Inc.	129	3,502
Embarq Corp.	96	3,510
Windstream Corp.	425	3,528
		10,540

Television Broadcasting Stations - 1.37%
CBS Corp. - Class B	683	4,808

Transportation Services - 1.37%
Expedia, Inc. (a)	354	4,818

Water Transportation - 1.10%
Tidewater, Inc.	89	3,849

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.11%
McKesson Corp.	105	3,885

Wholesale - Groceries & Related Products - 1.12%
SUPERVALU, Inc.	240	3,924

TOTAL COMMON STOCKS (Cost $305,961)		315,991

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

	Shares	Value
Real Estate Investment Trusts - 13.46%
Annaly Capital Management, Inc.	260	$ 3,658
Boston Properties, Inc.	88	4,349
Equity Residential	183	4,189
HCP, Inc.	194	4,258
Host Hotels & Resorts, Inc.	718	5,522
Kimco Realty Corp.	367	4,411
Liberty Property Trust	157	3,821
Regency Centers Corp.	110	4,120
Simon Property Group, Inc.	82	4,231
Ventas, Inc.	150	4,296
Vornado Realty Trust	90	4,400

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $42,063)		47,255

TOTAL INVESTMENTS (Cost $348,024) - 103.47%		$ 363,246

Liabilities in excess of other assets - (3.47)%		(12,194)

TOTAL NET ASSETS - 100.00%		$ 351,052

(a) Non-income producing.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 86.11%	Shares	Value

Accident & Health Insurance - 1.04%
Triple-S Management Corp. - Class B (a)	217	$ 2,782

Agriculture Production - Crops - 2.06%
Chiquita Brands International, Inc. (a)	405	3,066
Fresh Del Monte Produce, Inc. (a)	167	2,425
		5,491

Agricultural Products - Livestock & Animal Specialties - 1.15%
Cal-Maine Foods, Inc.	116	3,071

Air Transportation, Nonscheduled - 2.28%
Atlas Air Worldwide Holdings, Inc. (a)	129	3,425
Bristow Group, Inc. (a)	117	2,663
		6,088

Air Transportation, Scheduled - 5.45%
AirTran Holdings, Inc. (a)	502	3,489
Alaska Air Group, Inc. (a)	143	2,400
JetBlue Airways Corp. (a)	592	2,919
SkyWest, Inc.	200	2,408
US Airways Group, Inc. (a)	874	3,312
		14,528

Aircraft & Parts - 2.21%
AAR Corp. (a)	204	3,074
Triumph Group, Inc.	68	2,810
		5,884

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.25%
Deluxe Corp.	229	3,321

Business Development - 1.14%
Ares Capital Corp.	517	3,035

Chemicals & Allied Products - 2.01%
Olin Corp.	188	2,369
Rockwood Holdings, Inc. (a)	244	3,001
		5,370

Computer Peripheral Equipment - 1.13%
Avocent Corp. (a)	209	3,018

Deep Sea Foreign Transportation - 1.50%
Hornbeck Offshore Services, Inc. (a)	172	3,996

Dental Equipment & Supplies - 1.15%
Sirona Dental Systems, Inc. (a)	187	3,059

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 86.11% - continued	Shares	Value

Drawing & Insulating of Nonferrous Wire - 1.18%
Belden, Inc.	195	$ 3,143

Electric & Other Services Combined - 1.14%
Avista Corp.	202	3,040

Electric Lighting & Wiring Equipment - 2.58%
Acuity Brands, Inc.	121	3,478
AZZ, Inc. (a)	110	3,402
		6,880

Electrical Industrial Apparatus - 1.50%
Woodward Governor Co.	201	4,012

Electrical Work - 1.18%
EMCOR Group, Inc. (a)	152	3,160

Finance Services - 1.40%
Global Cash Access Holdings, Inc. (a)	613	3,721

Fire, Marine & Casualty Insurance - 9.02%
Amerisafe, Inc. (a)	169	2,596
Argo Group International Holdings, Inc. (a)	89	2,491
Aspen Insurance Holdings, Ltd.	117	2,759
Employers Holdings, Inc.	277	2,310
Horace Mann Educators Corp.	311	2,731
Meadowbrook Insurance Group, Inc.	425	2,529
Safety Insurance Group, Inc.	84	2,776
Tower Group, Inc.	117	3,181
Validus Holdings, Ltd.	120	2,688
		24,061

Footwear, (No Rubber) - 1.38%
Iconix Brand Group, Inc. (a)	259	3,693

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.96%
JAKKS Pacific, Inc. (a)	203	2,568

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 0.89%
EnPro Industries, Inc. (a)	148	2,362

General Building Contractors - Nonresidential Buildings - 1.22%
Perini Corp. (a)	188	3,252

Hospital & Medical Service Plans - 3.41%
Healthspring, Inc. (a)	319	2,944
Molina Healthcare, Inc. (a)	137	2,966
Universal American Financial Corp. (a)	309	3,192
		9,102

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 86.11% - continued	Shares	Value

Industrial Instruments for Measurement, Display, and Control - 1.14%
Esterline Technologies Corp. (a)	115	$ 3,030

Insurance Agents, Brokers & Services - 1.03%
AmTrust Financial Services, Inc.	302	2,757

Investment Companies - 0.03%
Hercules Technology Growth Capital, Inc.	15	90

Life Insurance - 2.12%
Delphi Financial Group, Inc. - Class A	167	2,884
IPC Holdings, Ltd.	106	2,760
		5,644

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.92%
Compass Minerals International, Inc.	51	2,459

Miscellaneous Furniture & Fixtures - 1.17%
Knoll, Inc.	442	3,129

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.11%
Moog, Inc. - Class A (a)	111	2,973

Oil & Gas Field Machinery & Equipment - 1.01%
GulfMark Offshore, Inc. (a)	100	2,688

Oil, Gas Field Services - 1.10%
Cal Dive International, Inc. (a)	372	2,946

Other Business Activities - 1.02%
Apollo Investment Corp.	568	2,726

Petroleum Refining - 1.10%
Western Refining, Inc. (a)	232	2,921

Pharmaceutical Preparations - 1.12%
ViroPharma, Inc. (a)	530	2,984

Retail - Miscellaneous Retail - 1.18%
Cash America International, Inc.	141	3,153

Retail - Radio, TV & Consumer Electronics Stores - 1.12%
Conn's, Inc. (a)	181	2,976

Services - Business Services - 1.14%
Premiere Global Services, Inc. (a)	288	3,036

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 86.11% - continued	Shares	Value

Services - Computer Integrated Systems Design - 3.71%
Mentor Graphics Corp. (a)	516	$ 3,468
NetScout Systems, Inc. (a)	369	3,317
SYNNEX Corp. (a)	144	3,100
		9,885

Services - Computer Processing & Data Preparation - 1.24%
Acxiom Corp. (a)	344	3,320

Services - Computer Programming, Data Processing, Etc. - 1.15%
United Online, Inc.	579	3,069

Services - Computer Programming Services - 1.25%
JDA Software Group, Inc. (a)	236	3,330

Services - Consumer Credit Reporting, Collection Agencies - 1.18%
Portfolio Recovery Associates, Inc. (a)	90	3,147

Services - Equipment Rental & Leasing - 1.25%
Textainer Group Holdings, Ltd.	376	3,331

Services - Home Health Care Services - 1.06%
Gentiva Health Services, Inc.	177	2,820

Services - Racing, Including Track Operations - 1.25%
Speedway Motorsports, Inc.	223	3,345

Services - Skilled Nursing Care Facilities - 1.04%
Skilled Healthcare Group, Inc. - Class A (a)	317	2,767

Short-Term Business Credit Institutions - 0.67%
Nelnet, Inc. - Class A (a)	296	1,785

State Commercial Banks - 1.18%
Republic Bancorp, Inc. - Class A	142	3,158

Surety Insurance - 1.05%
CNA Surety Corp. (a)	145	2,791

Telephone Communications (No Radio Telephone) - 2.15%
Atlantic Tele-Network, Inc.	135	2,981
Cincinnati Bell, Inc. (a)	987	2,754
		5,735

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.25%
Anixter International, Inc. (a)	84	3,342

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 86.11% - continued	Shares	Value

Wholesale - Groceries & General Line - 1.07%
Spartan Stores, Inc.	175	$ 2,847

Wholesale - Groceries & Related Products - 1.07%
Nash Finch Co.	97	2,841

TOTAL COMMON STOCKS (Cost $220,095)		229,662

Real Estate Investment Trusts - 18.19%
Anworth Mortgage Asset Corp.	442	2,842
BioMed Realty Trust, Inc.	321	3,663
Cousins Properties, Inc.	345	2,915
DCT Industrial Trust, Inc.	707	3,125
DiamondRock Hospitality Co. (a)	705	4,575
EastGroup Properties, Inc.	96	3,227
Entertainment Properties Trust	149	3,443
Extra Space Storage, Inc.	411	2,922
Highwoods Properties, Inc.	127	3,047
Inland Real Estate Corp.	376	3,301
Lexington Realty Trust	24	91
Mid-America Apartment Communities, Inc.	88	3,255
PS Business Parks, Inc.	69	3,019
Senior Housing Properties Trust	189	3,098
Sovran Self Storage, Inc.	135	3,043
Washington Real Estate Investment Trust	139	2,965

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,158)		48,531

TOTAL INVESTMENTS (Cost $261,253) - 104.30%		$ 278,193

Liabilities in excess of other assets - (4.30)%		(11,474)

TOTAL NET ASSETS - 100.00%		$ 266,719

(a) Non-income producing.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities
April 30, 2009
(Unaudited)

	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 692,477	$ 348,024	$261,253
At value	$ 695,405	$ 363,246	$ 278,193

Dividends receivable	2,867	186	381
Prepaid expenses	1,284	1,277	1,291
Total assets	699,556	364,709	279,865

Liabilities:
Payable to custody (overdraft)	1,499	2,006	2,151
Payable to Advisor (a)	2,993	2,612	1,658
Payable to administrator, fund accountant and transfer agent	768	416	551
Payable to custodian	200	338	544
Other accrued expenses	8,394	8,285	8,242
Total liabilities	13,854	13,657	13,146

Net Assets:	$685,702	$351,052	$ 266,719

Net Assets consist of:
Paid in capital	$ 1,122,017	$634,385	$574,807
Accumulated undistributed net investment income (loss)	5,048	1,917	3,169
Accumulated undistributed net realized gain (loss) on investments	(444,291)	(300,472)	(328,197)
Net unrealized appreciation (depreciation) on investments	2,928	15,222	16,940

Net Assets:	$ 685,702	$ 351,052	$ 266,719

Shares outstanding
(unlimited number of shares authorized)	115,227	64,371	58,009

Net asset value and offering
price per share	$ 5.95	$5.45	$4.60

Redemption Price per share (Net Asset Value * 99%) (b)	$ 5.89	$ 5.40	$4.55

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than one year.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Operations
For the six months ended April 30, 2009
(Unaudited)

	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income (Net of withholding tax of $324, $0, and $2, respectively)	$10,179	$4,439	$ 5,273
Interest income	4	2	2
Total Income	10,183	4,441	5,275

Expenses
Investment Advisor fee (a)	2,178	1,300	1,143
12b-1 expense	726	382	301
Legal expenses	7,123	7,123	7,112
Auditing expenses	5,967	5,967	5,967
Custodian expenses	5,176	7,214	5,524
Pricing expenses	4,016	3,698	4,234
Administration expenses	3,634	1,893	1,499
Trustee fees and expenses	2,705	2,705	2,705
Miscellaneous expenses	1,061	1,018	1,009
Registration expenses	521	521	507
Insurance expenses	266	262	262
Out-of-Pocket expenses	60	32	12
Printing expenses	16	-	-
24f-2 expenses	15	6	4
Total Expenses	33,464	32,121	30,279
Expenses waived and reimbursed by Advisor (a)	(23,480)	(24,158)	(22,776)
12b-1 fees waived by Advisor (a)	(726)	(382)	(301)
Expenses reallocated by Advisor	(4,758)	(5,057)	(5,096)
Net operating expenses	4,500	2,524	2,106
Net Investment Income	5,683	1,917	3,169

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(104,693)	(61,661)	(99,610)
Change in unrealized appreciation (depreciation) on
investment securities	137,412	63,416	49,029
Net realized and unrealized gain (loss) on investment securities	32,719	1,755	(50,581)
Net increase (decrease) in net assets resulting from operations	$ 38,402	$ 3,672	$ (47,412)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Large Cap
	Value Fund

	Six months ended
	April 30, 2009	Y ear ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$ 5,683	$8,645
Net realized gain (loss) on investment securities	(104,693)	(339,444)
Change in unrealized appreciation (depreciation) on investment securities	137,412	(172,271)
Net increase (decrease) in net assets resulting from operations	38,402	(503,070)

Distributions:
From net investment income	(7,440)	(5,021)
From net realized gain	-	(18,498)
Total distributions	(7,440)	(23,519)

Capital Share Transactions:
Proceeds from shares sold	33,333	370,555
Reinvestment of distributions	7,440	23,302
Amount paid for shares redeemed	(49,516)	-
Net increase (decrease) in net assets resulting
from share transactions	(8,743)	393,857

Total Increase (Decrease) in Net Assets	22,219	(132,732)

Net Assets:
Beginning of period	663,483	796,215

End of period	$ 685,702	$663,483

Accumulated undistributed net
investment income included
in net assets at end of period	$ 5,048	$6,805

Capital Share Transactions:
Shares sold	7,542	42,520
Shares issued in reinvestment of distributions	1,415	2,319
Shares redeemed	(11,024)	-

Net increase (decrease) from capital share transactions	(2,067)	44,839

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Mid Cap
	Value Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$ 1,917	$3,270
Net realized gain (loss) on investment securities	(61,661)	(240,957)
Net increase from reimbursement by Advisor for violation of investment restrictions (a)	-	2,149
Change in unrealized appreciation (depreciation) on investment securities	63,416	(32,086)
Net increase (decrease) in net assets resulting from operations	3,672	(267,624)

Distributions:
From net investment income	(2,323)	(2,445)
From net realized gain	-	(8,545)
Total distributions	(2,323)	(10,990)

Capital Share Transactions:
Proceeds from shares sold	33,413	135,802
Reinvestment of distributions	2,323	10,990
Amount paid for shares redeemed	(48,197)	-
Net increase (decrease) in net assets resulting
from share transactions	(12,461)	146,792

Total Increase (Decrease) in Net Assets	(11,112)	(131,822)

Net Assets:
Beginning of period	362,164	493,986

End of period	$351,052	$ 362,164

Accumulated undistributed net
investment income included
in net assets at end of period	$ 1,917	$ 2,324

Capital Share Transactions:
Shares sold	7,955	16,210
Shares issued in reinvestment of distributions	461	1,253
Shares redeemed	(11,508)	-

Net increase (decrease) from capital share transactions	(3,092)	17,463

(a) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Small Cap
	Value Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$3,169	$ 950
Net realized gain (loss) on investment securities	(99,610)	(222,806)
Change in unrealized appreciation (depreciation) on investment securities	49,029	7,809
Net increase (decrease) in net assets resulting from operations	(47,412)	(214,047)

Distributions:
From net investment income	-	(2,555)
Total distributions	-	(2,555)

Capital Share Transactions:
Proceeds from shares sold	33,333	85,781
Reinvestment of distributions	-	2,555
Amount paid for shares redeemed	(46,539)	-
Net increase (decrease) in net assets resulting
from share transactions	(13,206)	88,336

Total Increase (Decrease) in Net Assets	(60,618)	(128,266)

Net Assets:
Beginning of period	327,337	455,603

End of period	$266,719	$327,337

Accumulated undistributed net
investment income included
in net assets at end of period	$3,169	$-

Capital Share Transactions:
Shares sold	10,132	11,192
Shares issued in reinvestment of distributions	-	317
Shares redeemed	(13,632)	-

Net increase (decrease) from capital share transactions	(3,500)	11,509

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Large Cap
	Value Fund

	Six months ended
	April 30, 2009		Year ended		Period ended
	(Unaudited)		October 31, 2008		October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 5.66		$ 10.99		$ 10.00

Income from investment operations
Net investment income	0.05		0.10	(b)	0.04
Net realized and unrealized gain (loss)	0.30		(5.11)		0.95
Total from investment operations	0.35		(5.01)		0.99

Less distributions to Shareholders:
From net investment income	(0.06)		(0.07)		-
From net realized gain	-		(0.25)		-
Total distributions	(0.06)		(0.32)		-

Paid in capital from redemption fees	-		-		-	(c)

Net asset value, end of period	$ 5.95		$5.66		$10.99

Total Return (d)	6.43%	(e)	-46.85%		9.90%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 686		$663		$ 796
Ratio of expenses to average net assets (f)	1.55%	(g)	1.55%		1.55%	(g)
Ratio of expenses to average net assets before waiver & reimbursement by Advisor	11.53%	(g)	19.83%		21.91%	(g)
Ratio of net investment income to average net assets (f)	1.96%	(g)	1.10%		0.82%	(g)
Ratio of net investment income (loss) to average net assets before waiver & reimbursement by Advisor	(8.02)%	(g)	(17.18)%		(19.54)%	(g)
Portfolio turnover rate	110.82%		118.25%		77.29%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(b) Per share amount has been calculated using the average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.

(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(g) Annualized.
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Mid Cap
	Value Fund

	Six months ended
	April 30, 2009		Year ended		Period ended
	(Unaudited)		October 31, 2008		October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$5.37		$9.88		$10.00

Income from investment operations
Net investment income	0.03		0.06	(b)	0.03
Net realized and unrealized (loss)	0.09		(4.35)	(c)	(0.15)
Total from investment operations	0.12		(4.29)		(0.12)

Less distributions to Shareholders:
From net investment income	(0.04)		(0.05)		-
From net realized gain	-		(0.17)		-
Total distributions	(0.04)		(0.22)		-

Paid in capital from redemption fees	-		-		-	(d)

Net asset value, end of period	$5.45		$5.37		$ 9.88

Total Return (e)	2.22%	(f)	-44.29%	(c)	-1.20%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$351		$362		$494
Ratio of expenses to average net assets (g)	1.65%	(h)	1.65%		1.65%	(h)
Ratio of expenses to average net assets before waiver & reimbursement by Advisor	21.00%	(h)	33.71%		29.40%	(h)
Ratio of net investment income to average net assets (g)	1.25%	(h)	0.70%		0.51%	(h)
Ratio of net investment income (loss) to average net assets before waiver & reimbursement by Advisor	(18.10)%	(h)	(31.37)%		(27.23)%	(h)
Portfolio turnover rate	143.69%		109.73%		75.44%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.

(b) Per share amount has been calculated using the average shares method.

(c) Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund's NAV would have been $0.04 lower and the total return for the year would have been -44.67%

(d) Redemption fees resulted in less than $0.005 per share.

(e) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.

(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(h) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Small Cap
	Value Fund

	Six months ended
	April 30, 2009		Year ended		Period ended
	(Unaudited)		October 31, 2008		October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$5.32		$9.11		$10.00

Income from investment operations
Net investment income	0.05		0.02	(b)	0.02
Net realized and unrealized (loss)	(0.77)		(3.76)		(0.91)
Total from investment operations	(0.72)		(3.74)		(0.89)

Less distributions to Shareholders:
From net investment income	-		(0.05)		-
Total distributions	-		(0.05)		-

Paid in capital from redemption fees	-		-		-	(c)

Net asset value, end of period	$ 4.60		$ 5.32		$9.11

Total Return (d)	-13.53%	(e)	-41.23%		-8.90%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$267		$ 327		$ 456
Ratio of expenses to average net assets (f)	1.75%	(g)	1.75%		1.75%	(g)
Ratio of expenses to average net assets before waiver &
reimbursement by Advisor	25.18%	(g)	38.38%		30.57%	(g)
Ratio of net investment income to
average net assets (f)	2.64%	(g)	0.23%		0.43%	(g)
Ratio of net investment income (loss) to average net assets before
waiver & reimbursement Advisor	(20.79)%	(g)	(36.40)%		(28.40)%	(g)
Portfolio turnover rate	150.37%		123.54%		97.51%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.

(b) Per share amount has been calculated using the average shares method.

(c) Redemption fees resulted in less than $0.005 per share.

(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Quantitative Large Cap Value Fund (“Large Cap Value Fund”), Dreman Quantitative Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Quantitative Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” Each Fund commenced operations as a separate series (each, a “Predecessor Fund”) of the Unified Series Trust. Each Fund commenced operations on April 3, 2007. On January 22, 2008, each Predecessor Fund was reorganized in a tax-free transaction as a new portfolio of the Trust. The investment advisor to each Fund is Dreman Value Management, LLC (the “Advisor”). The investment objective of the Large Cap Value Fund is total return. The investment objective of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Futures Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Large Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 695,405	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 695,405	$ -
*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Mid Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 363,246	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 363,246	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

The following is a summary of the inputs used to value the Small Cap Value Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 278,193	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 278,193	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages each Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2009, the Advisor earned fees, before the waiver described below, of $2,178, $1,300, and $1,143 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses do not exceed 1.55%, 1.65% and 1.75% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the six months ended April 30, 2009, the Advisor waived management fees and reimbursed expenses of $23,480, $24,158, and $22,776 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. At April 30, 2009, the Advisor was owed $2,993, $2,612 and $1,658 from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Funds are able to make the repayment without exceeding their expense limitations.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at October 31, 2008, were as follows:

		Subject to repayment
	Amount	by October 31,

Large Cap Value Fund	$ 78,484	2010
	135,507	2011

Mid Cap Value Fund	81,352	2010
	143,308	2011

Small Cap Value Fund	81,416	2010
	143,840	2011

$23,480, $24,158 and $22,776 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, may be subject to potential repayment by the Funds to the Advisor by October 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2009, Unified received fees of $3,634, $1,893 and $1,499 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. At April 30, 2009, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $733, $397 and $331, respectively to Unified for administrative services, fund accounting services and transfer agency services. For the six months ended April 30, 2009, Unified received fees of $60, $32 and $12 for reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and the Small Cap Value Fund, respectively. At April 30, 2009, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $35, $19 and $220, respectively, to Unified for the reimbursement of out-of-pocket expenses.

Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”) and the parent company of the principal distributor of the Funds. For the six months ended April 30, 2009, the Custodian earned fees of $5,716, $7,214 and $5,524 for custody services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. At April 30, 2009, the Large Cap Value Fund, the Mid Cap Value Fund and Small Cap Value Fund, owed $200, $338 and $544, respectively, to the Custodian for custody services.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor for the six months ended April 30, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2009, the Advisor was entitled to fees of $726, $382 and $301 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund, and Dreman Quantitative Small Cap Fund are included as part of the Dreman Contrarian Funds (the “Trust”). The Trust also includes the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund and Dreman Contrarian International Value Fund. During the first six months of fiscal year 2009, the Trust elected to change its allocation method of certain Trust-level expenses retroactive to October 1, 2008. The net effect of this change is that all funds of the Trust, except the Dreman Contrarian Small Cap Value Fund, now have received a credit for certain administration expenses.

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -
Other	673,942	466,690	396,364
Sales
U.S. Government Obligations	$ -	$ -	$ -
Other	680,542	473,553	403,583

As of April 30, 2009, the cost and net unrealized appreciation of investments for tax purposes was as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund
Gross Appreciation	$ 68,555	$ 34,665	$ 29,400
Gross (Depreciation)	(65,627)	(19,443)	(12,460)
Net Appreciation
on Investments	$ 2,928	$ 15,222	$ 16,940

Tax Cost	$ 692,477	$ 348,024	$ 261,253

NOTE 5.	REIMBURSEMENTS BY ADVISOR

During the fiscal year ended October 31, 2008, the Mid Cap Value Fund owned shares of Huntington Bancshares, Inc. This is a violation of Rule 2a-3, which does not allow purchases of stock of affiliated parties. Huntington Bancshares, Inc. is the parent company of the Fund’s Distributor, Custodian and Unified. After disposition of the stock, the Fund realized a loss of $2,149. This loss was reimbursed to the Fund by the Advisor.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2009, the following owned the Funds:

David N. Dreman owned 83.40%, 70.00% and 63.57% of the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively. Dreman Value Management, LLC owned 15.66%, 28.84% and 36.43% of the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively. David N. Dreman is President of the Advisor. As a result, David N. Dreman may be deemed to control each of the Funds.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 18, 2007, the Large Cap Value Fund paid an income distribution of $0.0663 per share and a short-term capital gain distribution of $0.2553 per share to shareholders of record on December 17, 2007.

On December 30, 2008, the Large Cap Value Fund paid an income distribution of $0.0654 per share or $7,440 to shareholders of record on December 29, 2008.

Mid Cap Value Fund. On December 18, 2007, the Mid Cap Value Fund paid an income distribution of $0.0489 per share and short-term and long-term capital gain distributions totaling $0.1709 per share to shareholders of record on December 17, 2007.

On December 30, 2008, the Mid Cap Value Fund paid an income distribution of $0.0363 per share or $2,323 to shareholders of record on December 29, 2008.

Small Cap Value Fund. On December 18, 2007, the Small Cap Value Fund paid an income distribution of $0.0511 per share to shareholders of record on December 17, 2007.

There were no distributions by the Small Cap Value Fund during the six months ended April 30, 2009.

As of October 31, 2008, the Funds’ most recent fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Undistributed ordinary income	$ 6,808	$ 2,321	$ -
Capital loss carryforwards	(330,029)	(238,243)	(226,203)
Unrealized appreciation (depreciation)	(144,056)	(48,759)	(34,473)
	$ (467,277)	$ (284,681)	$ (260,676)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund.

Dreman Contrarian Quantitative Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARD

At October 31, 2008, the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value had available for federal tax purposes an unused capital loss carryforward of $330,029, $238,243, and $226,203, respectively, which is available for offset against future taxable net capital gains. The loss carryforwards for Large Cap Value Fund and Mid Cap Value Fund expire on October 31, 2016. The loss carryforward for Small Cap expires as follows:

Year of Expiration	Amount
2015	$5,780
2016	$220,423

NOTE 10. OTHER INFORMATION

As of the filing date of this report, the prospectus for the Mid Cap Value Fund and the Small Cap Value Fund has become stale. The Funds are not able to accept purchases at this time.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman, MD

Robert A. Miller, Ph.D

OFFICERS

David N. Dreman, Trustee Ex-Officio

Clifton Hoover, Jr., Trustee and Secretary

John C. Swhear, Acting Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer

William J. Murphy, Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

LEGAL COUNSEL TO THE TRUSTEES

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received each Fund’s prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Dreman Contrarian International Value Fund

Semi-Annual Report

April 30, 2009

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS– (Unaudited)

1 As a percent of net assets.

Under normal circumstances, the Dreman Contrarian International Value Fund (the “Fund”) will invest at least 80% of its assets in the equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits from outside the U.S.

Availability of Portfolio Schedules - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES- (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Contrarian International Value Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$1,120.90	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.87	$7.00

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 109.32%	Shares	Value

Agriculture Chemicals - 1.43%
Agrium, Inc.	33	$ 1,420

Beverages - 1.50%
Diageo plc (a)	31	1,483

Bottled & Canned Soft Drinks, Carbonated Waters - 2.10%
Coca-Cola Femsa, S.A.B. de C.V. (a)	53	2,085

Cement, Hydraulic - 1.87%
Cemex SAB de C.V. (a) (b)	248	1,855

Chemicals & Allied Products - 1.60%
BASF SE (a)	45	1,589

Commercial Banks - 13.55%
Banco Santander SA (a)	333	3,047
Bank of Montreal	77	2,542
Barclays plc (a)	130	2,081
Deutsche Bank AG (c)	65	3,408
KB Financial Group, Inc. (a) (b)	74	2,359
		13,437

Crude Petroleum & Natural Gas - 14.87%
EnCana Corp.	40	1,829
Eni S.p.A. (a)	37	1,580
Nexen, Inc.	116	2,216
Petroleo Brasileiro S.A. - Petrobras (a)	60	2,014
Royal Dutch Shell plc (a)	69	3,152
Sasol Ltd. (a)	39	1,174
Total SA (a)	56	2,784
		14,749

Deep Sea Foreign Transportation of Freight - 0.98%
Ship Finance International, Ltd.	112	967

Electric, Gas & Sanitary Services - 1.80%
E. ON AG (a)	53	1,784

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.89%
Siemens AG (a)	28	1,874

Food & Kindred Products - 3.06%
Unilever plc (a)	156	3,036

Gold & Silver Ores - 3.39%
Barrick Gold Corp.	61	1,775
Yamana Gold, Inc.	200	1,582
		3,357

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 109.32% - continued	Shares	Value

Insurance Agents, Brokers & Services - 4.96%
Allianz SE (a)	288	$ 2,609
Willis Group Holdings, Ltd.	84	2,311
		4,920

Life Insurance - 3.77%
ING Groep N.V. (a)	146	1,323
Sun Life Financial, Inc.	104	2,415
		3,738

Metal Mining - 1.75%
BHP Billiton Ltd. (a)	36	1,733

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.38%
Teck Resources, Ltd. - Class B (b)	130	1,370

Oil, Gas Field Services - 1.59%
Acergy SA (a)	204	1,573

Ophthalmic Goods - 1.67%
Alcon, Inc.	18	1,656

Petroleum Refining - 3.99%
BP plc (a)	45	1,911
StatoilHydro ASA (a)	110	2,046
		3,957

Pharmaceutical Preparations - 6.78%
AstraZeneca plc (a)	68	2,378
GlaxoSmithKline plc (a)	74	2,276
Sanofi-Aventis (a)	72	2,068
		6,722

Photographic Equipment & Supplies - 1.92%
Canon, Inc. (a)	63	1,903

Radio Telephone Communications - 5.16%
SK Telecom Co., Ltd. (a)	205	3,212
Vodafone Group plc (a)	104	1,908
		5,120

Radio & TV Broadcasting & Communications Equipment - 2.04%
Nokia Corp. (a)	143	2,022

Retail - Grocery Stores - 1.98%
Delhaize Group (a)	29	1,960

Savings Institution, Federally Chartered - 3.23%
HSBC Holdings plc (a)	90	3,204

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 109.32% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.22%
BAE Systems plc (a)	58	$ 1,213

Semiconductors & Related Devices - 4.04%
AU Optronics Corp. (a)	204	2,213
Siliconware Precision Industries Co. (a)	240	1,793
		4,006

Services - Prepackaged Software - 1.52%
Check Point Software Technologies, Ltd. (b)	65	1,506

Surgical & Medical Instruments & Apparatus - 4.32%
China Medical Technologies, Inc. (a)	130	2,540
Covidien Ltd.	53	1,748
		4,288

Switchgear & Switchboard Apparatus - 1.89%
ABB Ltd. (a)	132	1,877

Telephone Communications (No Radio Telephone) - 2.12%
BT Group plc (a)	153	2,101

Tobacco - 2.50%
British American Tobacco plc (a)	51	2,480

Water Supply - 1.57%
Companhia de Saneamento Basico do Estado de Sao Paulo (a) (b)	55	1,552

Water Transportation - 1.88%
Carnival plc (a)	68	1,859

TOTAL COMMON STOCKS (Cost $100,927)		108,396

TOTAL INVESTMENTS (Cost $100,927) - 109.32%		$ 108,396

Liabilities in excess of other assets - (9.32)%		(9,240)

TOTAL NET ASSETS - 100.00%		$ 99,156
(a) American Depositary Receipt.
(b) Non-income producing.
(c) Global Registered Shares.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Australia	1.75%
Belgium	1.98%
Bermuda	0.98%
Brazil	3.60%
Canada	15.28%
China	2.56%
Finland	2.04%
France	4.89%
Germany	11.36%
Japan	1.92%
Ireland	1.76%
Israel	1.52%
Italy	1.59%
Mexico	3.97%
Netherlands	4.51%
Norway	2.06%
South Africa	1.18%
South Korea	5.62%
Spain	3.07%
Switzerland	3.56%
Taiwan	4.04%
United Kingdom	30.08%
Total	109.32%
Liabilities in excess of other assets	(9.32)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian International Value Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments in securities
At cost	$ 100,927
At value	$ 108,396

Dividends receivable	940
Receivable for investments sold	1,190
Prepaid expenses	1,360
Total assets	111,886

Liabilities:
Payable to custody (overdraft)	2,073
Payable to Advisor (a)	1,002
Payable for investments purchased	282
Payable to administrator	132
Payable to custodian	796
Other accrued expenses	8,445
Total liabilities	12,730

Net Assets:	$ 99,156

Net Assets consist of:
Paid in capital	$ 99,990
Accumulated undistributed net investment income (loss)	1,645
Accumulated undistributed net realized gain (loss) on investments	(9,948)
Net unrealized appreciation (depreciation) on investments	7,469

Net Assets:	$ 99,156

Shares outstanding
(unlimited number of shares authorized)	10,000

Net asset value, offering and redemption price per share	$ 9.92

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian International Value Fund
Statement of Operations
For the six months ended April 30, 2009

Investment Income
Dividend income (Net of foreign withholding tax of $101)	$2,228
Total Income	2,228

Expenses
Investment Advisor fee (a)	417
12b-1 expense	104
Auditing expenses	6,982
Legal expenses	5,781
Trustee expenses	3,241
Administration expenses	2,779
Custodian expenses	2,320
Pricing expenses	1,972
Miscellaneous expenses	383
Printing expenses	182
Insurance expenses	83
Out-of-Pocket expenses	34
24f-2 expenses	4
Total Expenses	24,282
Expenses waived and reimbursed by Advisor (a)	(18,265)
12b-1 fees waived by Advisor (a)	(104)
Expenses reallocated by Advisor	(5,331)
Net operating expenses	582
Net Investment Income (Loss)	1,646

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(9,424)
Change in unrealized appreciation (depreciation) on
investment securities	18,480
Net realized and unrealized gain (loss) on investment securities	9,056
Net increase (decrease) in net assets resulting from operations	$ 10,702

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian International Value Fund
Statements of Changes in Net Assets

	Six months ended
	April 30, 2009	Period ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2008 (a)
Operations:
Net investment income (loss)	$1,646	$ (10)
Net realized gain (loss) on investment securities	(9,424)	(525)
Change in unrealized appreciation (depreciation) on investment securities	18,480	(11,011)
Net increase (decrease) in net assets resulting from operations	10,702	(11,546)

Capital Share Transactions:
Proceeds from shares sold	-	100,000
Net increase (decrease) in net assets resulting
from share transactions	-	100,000

Total Increase (Decrease) in Net Assets	10,702	88,454

Net Assets:
Beginning of period	88,454	-

End of period	$ 99,156	$88,454

Accumulated undistributed net
investment income included
in net assets at end of period	$ 1,645	$-

Capital Share Transactions:
Shares sold	-	10,000

Net increase (decrease) from capital share transactions	-	10,000

(a) For the period October 15, 2008 (commencement of operations) through October 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian International Value Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended
	April 30, 2009		Period ended
	(Unaudited)		October 31, 2008	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 8.85		$ 10.00

Income from investment operations
Net investment income	0.16		-	(b)
Net realized and unrealized gain (loss)	0.91		(1.15)
Total from investment operations	1.07		(1.15)

Net asset value, end of period	$ 9.92		$ 8.85

Total Return (c)	12.09%	(d)	-11.50%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 99		$ 88
Ratio of expenses to average net assets (e)	1.40%	(f)	1.40%	(f)
Ratio of expenses to average net assets before waiver &
reimbursement by the Advisor	58.27%	(f)	268.58%	(f)
Ratio of net investment income to
average net assets (e)	3.95%	(f)	(0.27)%	(f)
Ratio of net investment income to average net assets before
waiver & reimbursement by Advisor	(52.92)%	(f)	(267.45)%	(f)
Portfolio turnover rate	97.74%		5.54%

(a) For the period October 15, 2008 (commencement of operations) to October 31, 2008.
(b) Net investment income amounted to less than $0.005 per share.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.

(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian International Value Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

The Dreman Contrarian International Value Fund (the “Fund”) was organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” The Fund commenced operations on October 15, 2008. The investment objective of the Fund is capital appreciation. The investment advisor to the Fund is Dreman Value Management, LLC (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Dreman Contrarian International Value Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), as of and during the six months ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair Value Measurements – In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Dreman Contrarian International Value Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 108,396	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 108,396	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (the “Agreement”) for the Fund, the Advisor manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2009, the Advisor earned fees, before the waiver described below, of $417. The Advisor has contractually agreed to waive its fee and reimburse the Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses do not exceed 1.40% of the average daily net assets of the Fund through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of the Fund’s 12b-1 expenses described below, for the six months ended April 30, 2009, the Advisor waived management fees and reimbursed expenses of $18,265 for the Fund. At April 30, 2009, the Fund owed $1,002 to the Advisor.

Dreman Contrarian International Value Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Fund is able to make the repayment without exceeding its expense limitations. As of October 31, 2008, $10,695 is subject to repayment to the Advisor by the Fund through October 31, 2011. As of April 30, 2009, $18,265 may be subject to potential repayment by the Fund to the Advisor through October 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended April 30, 2009, Unified received fees of $2,779 for administrative services, fund accounting services and transfer agency services provided to the Fund. At April 30, 2009, the Fund owed $100 to Unified for administrative services, fund accounting services and transfer agency services. For the six months ended April 30, 2009, Unified received fees of $34 for reimbursement of out-of-pocket expenses from the Fund. At April 30, 2009, the Fund owed $34 to Unified in reimbursement of out-of-pocket expenses.

Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and the parent company of the principal distributor of the Fund. For the six months ended April 30, 2009, the Custodian earned fees of $2,320 for custody services provided to the Fund. At April 30, 2009, the Fund owed $796 to the Custodian for custody services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended April 30, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Fund’s Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of the Fund’s shares, for which the Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2009, the Advisor was entitled to fees of $104 for services provided to the Fund, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Contrarian International Value Fund is included as part of the Dreman Contrarian Funds (the “Trust”). The Trust also includes the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund, and Dreman Quantitative Small Cap Value Fund. During the first six months of fiscal year 2009, the Trust elected to change its allocation method of certain Trust-level expenses retroactive to October 1, 2008. The net effect of this change is that all funds of the Trust, except the Dreman Contrarian Small Cap Value Fund, now received a credit for certain administration expenses.

Dreman Contrarian International Value Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$ -
Other	111,465
Sales
U.S. Government Obligations	$ -
Other	98,104

As of April 30, 2009, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 11,082
Gross (Depreciation)	(3,613)
Net Appreciation
on Investments	$ 7,469

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was $100,927.

.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2009, David N. Dreman owned 100.00% of the Fund. David N. Dreman is President of the Advisor. As a result, David N. Dreman may be deemed to control the Fund.

Dreman Contrarian International Value Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2009, the Fund has not paid any distributions to shareholders.

As of October 31, 2008, the Fund’s fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed long-term capital gain	-
Capital loss carryforwards	(525)
Unrealized appreciation (depreciation)	(11,011)
$ (11,536)

NOTE 8. CAPITAL LOSS CARRYFORWARD

At October 31, 2008, the Fund had available for federal tax purposes an unused capital loss carryforward of $525 which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of expiration	Amount
2016	$525

NOTE 9. OTHER INFORMATION

As of the filing date of this report, the Fund’s prospectus has become stale. The Fund is not currently accepting purchases.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Fund at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission’s website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman

Robert A. Miller

OFFICERS

David N. Dreman, Trustee Ex-Officio

Clifton Hoover, Jr., Trustee and Secretary

John C. Swhear, Acting Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer

William J. Murphy, Treasurer and Chief Financial Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

LEGAL COUNSEL TO THE TRUSTEES

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE

Item 3. Audit Committee Financial Expert. NOT APPLICABLE

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant___Dreman Contrarian Funds

By

*/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 07/09/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 07/09/09

By

*/s/ William Murphy

William Murphy, Treasurer

Date: 07/09/09